Financial Instruments - Summary of Reconciliation of Level 3 Fair Value Measurements (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of liabilities [line items]
Opening balance	$ 2,699,010	$ 1,762,656
Total (gain) or loss: - in profit or loss	988,179	936,354
Closing balance	3,687,189	2,699,010
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance	2,699,010	1,762,656
Total (gain) or loss: - in profit or loss	988,179	936,354
Closing balance	$ 3,687,189	$ 2,699,010